Business Combination	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Business Combination
7.	BUSINESS COMBINATION
7.1	MERGER BETWEEN CODENSA S.A. AND DISTRIBUIDORA ELECTRICA DE CUNDINAMARCA S.A. (DECSA) AND EMPRESA ELECTRICA DE CUNDINAMARCA S.A. (EEC)

On October 1, 2016, the merger between our Colombian subsidiary Codensa S.A. (“Codensa”) and Distribuidora Eléctrica de Cundinamarca S.A. (“DECSA”) and Empresa de Energía de Cundinamarca S.A. (“EEC”) was completed.

DECSA was incorporated in 2009 as a joint venture between Codensa (with a 49% ownership interest) and Empresa Eléctrica de Bogotá (with a 51% ownership interest), which in turn was the parent company of EEC (with a 82.34%  ownership interest), the energy distribution company of the Cundinamarca region.

Pursuant to the merger, Codensa absorbed by incorporation DECSA and EEC through a non-cash exchange of shares, which were then dissolved without liquidation. The total number of shares issued by Codensa was 1,668,377 shares for a total amount of ThUS$34,939 (ThCP$ 105,532,468).

Consequently, the Group through its subsidiary Codensa, obtained control of DECSA and EEC. Prior to the merger, DECSA was a joint venture accounted for using the equity method.

The merger of DECSA and EEC to Codensa was accounted for using the criteria for business combination achieved in stages as described in Note 2.7.1.

From an operational view, this transaction will provide synergies and higher scale economies as a merged company, which will lead to improved operations with increased reliability and better quality of service. It will also allow for a more coordinated expansion of the distribution network within the region, ensuring a more effective and competitive structure to face the challenges of the industry.

If the acquisition had taken place on January 1, 2016, it is estimated that consolidated revenues would have increased by ThUS$97,603 and the consolidated net income would have increased by ThUS$3,620.  Prior to the merger, Codensa and EEC were considered two independent CGUs, however, during the merger process, the regulator “integrated the markets” by request, therefore, both businesses became a single market served by a merged Codensa under the same tariff.

The functional currency of the acquired entities was the Colombian Peso (CP$). The Group has translated the initial effects of the business combination to its presentation currency using the exchange rate at the acquisition date. At the end of each reporting period, the financial statements of Codensa are translated using the accounting principles described in Note 2.7.3.

a)	Consideration transferred

The consideration transferred corresponds to the equity instruments issued by Codensa that were exchanged with the other shareholders of DECSA and EEC, considering the following share exchange ratio:

Number of shares prior to the merger	132,093,274
Number of new shares issued	1,668,377
Number of shares after the merger	133,761,651
Increase in ownership interest	1.247%

ThUS$
Fair value of Codensa (1)	2,801,355
Fair value of consideration transferred	34,939

(1)

The fair value of Codensa was determined through a “fairness opinion” prepared by Banco BBVA of Colombia. The fair value was adjusted for the dividends distributed from September 1 to December 31, 2014 whose payment was made in 2016.

b)	Acquisition-related costs

Codensa incurred costs of ThUS$356 for financial advisory fees related to the merger process. These cost were recognized under “Other expenses” in the consolidated statement of comprehensive income for the year ended December 31, 2016.

c)	Identifiable assets acquired and identifiable liabilities assumed

The following table summarizes the recognized assets acquired and liabilities assumed in connection to the acquisition:

Identifiable net assets acquired	Fair Value ThUS$

Cash and cash equivalents	9,153
Trade and other receivables (1)	19,046
Accounts receivable to related parties	2,244
Inventories	2,403
Property, plant and equipment	139,679
Intangible assets other than goodwill	615
Other non-financial assets	991
Current tax assets	5,239
Deferred tax assets	26,383
Other financial liabilities	(42,547)
Trade and other payables	(19,328)
Accounts payable to related parties	(1,588)
Provisions for employee benefits	(30,703)
Other provisions (2)	(12,136)
Current tax liabilities	(4,465)
Deferred tax liabilities	(24,450)

Total	70,536

(1)	The gross amount of trade and other receivables was ThUS$19,796, of which ThUS$434 is expected to be uncollectible.
(2)	A contingent liability has been recognized at the acquisition date for expected tax and legal contingencies for a total fair value amount of ThUS$6,569.

Given the nature of DECSA and EEC’s business and assets, the fair value of assets acquired and liabilities assumed was measured using the following valuation approaches:

(i)	The market approach using the comparison method, based on quoted market prices for identical or comparable items when available.
(ii)	The cost approach or depreciated replacement cost, which reflects adjustments for physical deterioration and functional and operational obsolescence.
(iii)

The income approach, which uses valuation techniques that convert future amounts (such as cash flows or income and expenses) into a single present value amount (that is, discounted). The fair value measurement reflects current market expectations for those future amounts.

Reconciliation of value

Finally, the fair values were determined from an assessment and reconciliation of the results obtained from the methods selected, based on the nature of each asset acquired and liability assumed.

d)	Bargain purchase

The business combination resulted in the recognition of a bargain purchase due to the fair value of the assets acquired and liabilities assumed exceeding the total fair value of the consideration transferred and the fair value of the pre-existing interest in the acquiree, as follows:

ThUS$
Consideration transferred	34,939
Fair value of pre-existing interest in the acquiree	28,633
Fair value of identifiable net assets acquired	(70,536)

Bargain purchase	(6,964)

The bargain purchase was recognized in the “Other gains (losses)” line item in the consolidated statement of comprehensive income for the year ended December 31, 2016.

e)	Remeasurement of pre-existing interest and currency translation differences

The remeasurement of the fair value of Codensa’s pre-existing interest in DECSA and EEC resulted in a loss of ThUS$17,091. The loss recognized was the negative difference between the acquisition-date fair value of the pre-existing interest in DECSA and EEC and its carrying amount.

In addition, the exchange differences on translation of the pre-existing interest accumulated in the equity of the Group until the date of obtaining control, were reclassified to profit or loss, resulting in a loss of ThUS$3,633.

Both amounts were recognized in the “Other gains (losses)” line item in the consolidated statement of comprehensive income for the year ended December 31, 2016.

7.2	ACQUISITION OF CELG DISTRIBUIÇÃO S.A. (Enel Distribución Goias)

On February 14, 2017, our subsidiary Enel Brasil S.A. obtained the relevant authorizations from the antitrust authority, Conselho Administrativo de Defensa Econômica (“CADE”), and the sectoral regulator, Agência antimonopólica de Energía Eléctrica (ANEEL), and, consequently, it has proceeded to sign the respective purchase and sale contract for 99.88% of the capital stock of CELG Distribuição S.A. (“CELG”), for a total consideration of R$2,269 million (about US$720 million). Established in 1956 and with its headquarters in Goiania, CELG operates in a territory covering more than 337 thousand square kilometers; its concession is in force until 2045 and it has a customer base of 2,828,459.

The purchase of CELG was financed completely with funds raised in the capital increase of Enel Américas approved towards the end of 2012. This acquisition increases the number of customers of Enel Brasil by 2,828,459, reaching a total of 9,817,668 (the total number of customer before the incorporation was 6,989,209).

The functional currency of CELG is the Brazilian Real (R$). Enel Américas has converted the initial effects of the business combination into its presentation currency, using the exchange rate in effect on the date of acquisition. At each reporting period-end, the financial statements of CELG are converted using the accounting criterion specified in note 2.7.3.

Since the date of acquisition, CELG contributed revenue of ThUS$1,536,277 and pretax losses of ThUS$30,826 to the profit and loss of Enel Américas for the period ended December 31, 2017. If the acquisition had occurred in January 1, 2017, it is estimated that the consolidated revenue for the year ended December 31, 2017 would have increased by ThUS$1,624,297 and the consolidated gain before tax would have decreased by ThUS$35,585.

a)	Identifiable assets acquired and identifiable liabilities assumed

Identifiable net assets acquired	Provisional Fair Value	Provisional Fair Value
	ThR$	ThUS$
Cash and cash equivalents	29,643	9,538
Other current non-financial assets	198,054	63,727
Trade and other current receivables	973,382	313,199
Inventories	24,618	7,921
Current tax assets	2,173	699
Other non-current financial assets	89,514	28,802
Other non-current non-financial assets	698,435	224,731
Trade and other non-current receivables	204,480	65,794
Intangible assets other than goodwill	5,936,985	1,910,306
Property, plant and equipment	42,998	13,835
Deferred tax assets	-	-
Other current financial liabilities	(480,165)	(154,500)
Trade and other current payables	(1,754,071)	(564,395)
Other current provision	(33,965)	(10,929)
Other non-current financial liabilities	(562,823)	(181,096)
Other non-current payables	(1,584,665)	(509,888)
Other non-current provision	(712,465)	(229,245)
Deferred tax liabilities	(529,958)	(170,521)
Provisions for non-current employee benefits	(273,502)	(88,003)

Total	2,268,668	729,975

b)	Determination of the Goodwill
	ThR$	ThUS$
Cash consideration transferred	2,268,667	729,975
(-) Net assets acquired and liabilities assumed	(2,268,667)	(729,975)

Goodwill determinated	-	-

c)	The amounts paid to obtain control of CELG are shown below:

Cash and Cash equivalents to obtain contol of CELG	ThUS$

Amounts paid for the acquisition in cash and cash equivalents	(729,975)
Amounts of cash and cash equivalents in the acquired entity	9,574
Net, Total	(720,401)